Fees Summary	Nov. 18, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,741,200.00
Previously Paid Amount	0.00
Total Fee Amount	878.98
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 878.98
Narrative - Max Aggregate Offering Price	$ 5,741,200.00
Final Prospectus	true